Share-Based Payments (Details 3) (USD $)	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended		12 Months Ended			14 Months Ended	1 Months Ended														12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Award that vests upon achievement of specified clinical and regulatory milestones Officer	Nov. 30, 2010 Stock option	Sep. 30, 2012 Stock option	Sep. 30, 2011 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Feb. 28, 2011 Stock option	Jan. 31, 2009 Stock option 01/19/2009	Dec. 31, 2009 Stock option 12/15/2009	Feb. 28, 2010 Stock option 02/10/2010	May 01, 2010 Stock option 04/16/2010	Jul. 31, 2010 Stock option 07/20/2010	Oct. 31, 2010 Stock option 10/15/2010	Nov. 30, 2010 Stock option 11/02/2010	Nov. 30, 2010 Stock option 11/16/2010	Oct. 31, 2011 Stock option 10/14/2011	Dec. 31, 2011 Stock option 12/30/2011	Jan. 31, 2012 Stock option 01/17/2012	May 31, 2012 Stock option 05/02/2012	Jun. 30, 2012 Stock option 06/21/2012	Aug. 31, 2012 Stock option 8/9/2012	Dec. 31, 2010 Stock option Minimum	Sep. 30, 2012 Stock option Minimum	Dec. 31, 2011 Stock option Minimum	Dec. 31, 2009 Stock option Minimum	Dec. 31, 2010 Stock option Maximum	Sep. 30, 2012 Stock option Maximum	Dec. 31, 2011 Stock option Maximum	Dec. 31, 2009 Stock option Maximum	Nov. 30, 2010 Stock option Chief executive officer	Dec. 31, 2011 Restricted award	Nov. 30, 2010 Restricted award Chief executive officer	Dec. 22, 2005 Restricted award Officer	Dec. 31, 2005 Restricted award Officer item	Sep. 30, 2012 Restricted award Officer	Sep. 30, 2011 Restricted award Officer	Dec. 31, 2011 Restricted award Officer	Dec. 31, 2010 Restricted award Officer	Dec. 31, 2009 Restricted award Officer	Sep. 30, 2012 ESPP
Share-based payments
Number of options repriced (in shares)						63,750
Per-share exercise price of options granted, before repricing (in dollars per share)						$ 7.04
Per-share exercise price of options granted, after repricing (in dollars per share)						$ 2.56
Awards for which performance vesting requirements are modified (in shares)																																			39,424		102,941
Stock-based compensation related to the modified performance vesting options												$ 190,000
Assumptions used in estimating the fair value of each option award using the Black-Scholes option-pricing model
Fair value of common stock (in dollars per share)	$ 5.00																										$ 2.56	$ 5.07	$ 4.24	$ 1.60	$ 3.36	$ 12.92	$ 5.88	$ 7.04
Expected volatility, minimum (as a percent)							68.30%		69.10%	59.10%	60.30%
Expected volatility, maximum (as a percent)							71.60%		69.50%	74.70%	61.50%
Expected dividends (as a percent)							0.00%		0.00%	0.00%	0.00%
Expected term							6 years 3 months		6 years 3 months		6 years 3 months																4 months 28 days				6 years 3 months
Risk-free rate, minimum (as a percent)							0.96%		1.16%	0.15%	1.65%
Risk-free rate, maximum (as a percent)							1.14%		1.49%	2.93%	2.72%
Expected forfeiture rate (as a percent)							0.00%		0.00%		5.00%																0.00%				5.00%
Stock options granted to employees and non-employees
Number of Options Granted (in shares)							138,261		144,750				56,250	64,300	13,125	8,186	9,625	3,750	220,000	8,750	8,750	136,000	5,686	24,325	13,250	95,000
Exercise Price (in dollars per share)							$ 10.61		$ 5.80				$ 1.60	$ 7.04	$ 3.36	$ 3.36	$ 3.36	$ 2.56	$ 2.56	$ 2.56	$ 4.24	$ 5.88	$ 5.88	$ 5.74	$ 5.07	$ 12.92
Estimated Fair Value (in dollars per share)							$ 6.78	$ 0.00	$ 3.64	$ 1.68	$ 2.64		$ 0.93	$ 4.13	$ 1.96	$ 1.95	$ 1.93	$ 1.48	$ 1.64	$ 1.65	$ 2.68	$ 3.68	$ 3.68	$ 3.56	$ 3.24	$ 8.28
Number of Options
Outstanding at the beginning of the period (in shares)							598,109	664,479	664,479
Granted (in shares)							138,261		144,750				56,250	64,300	13,125	8,186	9,625	3,750	220,000	8,750	8,750	136,000	5,686	24,325	13,250	95,000
Exercised (in shares)							(104,480)		(69,599)
Forfeited or expired (in shares)							(57,064)		(141,561)
Outstanding at the end of the period (in shares)							574,826		598,109	664,479
Vested and expected to vest (in shares)							569,563		588,586
Exercisable (in shares)							187,657		262,568
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)							$ 2.75	$ 1.72	$ 1.72
Granted (in dollars per share)							$ 10.61		$ 5.80				$ 1.60	$ 7.04	$ 3.36	$ 3.36	$ 3.36	$ 2.56	$ 2.56	$ 2.56	$ 4.24	$ 5.88	$ 5.88	$ 5.74	$ 5.07	$ 12.92
Exercised (in dollars per share)							$ 1.58		$ 0.40
Forfeited or expired (in dollars per share)							$ 2.45		$ 2.17
Outstanding at the end of the period (in dollars per share)							$ 4.89		$ 2.75	$ 1.72
Vested and expected to vest (in dollars per share)							$ 4.91		$ 2.76
Exercisable (in dollars per share)							$ 1.24		$ 1.29
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period							7 years 9 months 11 days		7 years 8 months 16 days	7 years 9 months 29 days
Vested and expected to vest							7 years 9 months 7 days		7 years 8 months 12 days
Exercisable							5 years 25 days		5 years 11 months 16 days
Share-based payments, additional disclosure
Aggregate intrinsic value of options outstanding							4,000,000		1,900,000	589,000
Aggregate intrinsic value of options vested and expected to vest							3,900,000		1,800,000	585,000
Aggregate intrinsic value of options exercisable							1,900,000		1,200,000	463,000
Total fair value of the common stock vested							36,000	37,000	113,000	104,000	49,000
Total intrinsic value of options exercised							444,000	7,000	262,000	26,000	65,000
Total unrecognized compensation expense, net of related forfeiture estimates							1,433,000		768,000
Weighted-average period over which total unrecognized compensation expense is expected to be recognized							3 years 1 month 6 days		3 years 1 month 2 days
Number of awards granted (in shares)					250,000																																	875,000
Number of awards vested (in shares)																																							625,000
Vesting period		4 years
Number of milestones to be successfully completed for vesting of unvested shares																																							1
Total estimated fair value																																							350,000
Requisite service period over which total estimated fair value was recognized																																							4 years
Stock compensation recognized	$ 272,000		$ 297,000	$ 111,000																																				$ 0	$ (141,000)	$ (141,000)	$ 141,000	$ 62,000
Number of Shares
Non-vested shares at the beginning of the period																																				102,941
Forfeited or expired (in shares)																																				(102,941)
Weighted-Average Fair Value
Non-vested shares at the beginning of the period (in dollars per share)																																				$ 0.40
Forfeited or expired (in dollars per share)																																				$ 0.40
Maximum number of shares of common stock provided for issuance																																													250,000
Purchase price expressed as a percentage of fair market value of common stock																																													85.00%